OTHER LONG-TERM ASSETS (Schedule of Other Long-Term Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Assets, Noncurrent Disclosure [Abstract]
Severance pay fund	$ 14,701	$ 15,857
Long-term deposits	3,000	1,318
Investments in affiliate	1,000
Other long-term assets	$ 18,701	$ 17,175